Supplement, dated July 20, 2004 to the Prospectus, dated May 3, 2004, of
                     Seligman Portfolios, Inc. (the "Fund")

                                  -------------

                           Seligman Capital Portfolio
                       Seligman Cash Management Portfolio
                         Seligman Common Stock Portfolio
                Seligman Communications and Information Portfolio
                           Seligman Frontier Portfolio
                        Seligman Global Growth Portfolio
                   Seligman Global Smaller Companies Portfolio
                      Seligman Global Technology Portfolio
                       Seligman High-Yield Bond Portfolio
                      Seligman Income and Growth Portfolio
                     Seligman International Growth Portfolio
                Seligman Investment Grade Fixed Income Portfolio
                       Seligman Large-Cap Growth Portfolio
                       Seligman Large-Cap Value Portfolio
                       Seligman Small-Cap Value Portfolio
        (Individually, a "Portfolio" and collectively, the "Portfolios")

Effective immediately, the following shall be inserted as the third paragraph under the section entitled "The Fund- Overview of the Fund" set forth on Page 1:

            The Class 2 Shares of the Seligman Communications and Information Portfolio are now available to certain qualified pension and retirement plans and offered pursuant to a separate Prospectus.

The following is added as the eighth paragraph under the caption "Seligman Communications and Information Portfolio - Principal Risks" set forth on Page 11:

            Due to differences in tax treatment and other considerations, the interests of Qualified Plans and various Contract owners participating in the Portfolio may conflict. The Board of Directors monitors events in order to identify any material conflicts and to determine what action, if any, should be taken in response.

The following supercedes and replaces the first sentence of the first paragraph under the caption "Shareholder Information - How to Purchase and Sell Shares" set forth on Page 62:

            Shares of the Fund's Portfolios are offered only to Accounts of participating insurance companies to fund benefits of the Contracts, except Seligman Communications and Information Portfolio which also offers Class 2 Shares to Qualified Plans pursuant to a separate Prospectus.

The following shall be inserted as a new paragraph under the caption "Shareholder Information - How to Purchase and Sell Shares" set forth on Page 62:

            The Fund reserves the right to accept an in kind contribution of securities as payment for shares of a Portfolio. Contributions received in kind will be valued at the Fund's determination of their fair market value. Additionally, for redemptions in excess of 15% of a Portfolio, the Fund reserves the right to satisfy such redemption request with an in kind transfer of securities. Shareholders receiving a payment in the form of securities may incur expenses, including brokerage expenses, in converting these securities into cash. Redemptions made in kind will be made on a pro rata basis so as not to disadvantage any individual shareholder. No shareholder will have the right to require any distribution of any assets of the Portfolio in kind.

  Supplement, dated July 20, 2004 to the Class 2 Prospectus, dated May 3, 2004, of
       Seligman Communications and Information Portfolio (the "Portfolio")

                                 -------------

                                   a series of
                     Seligman Portfolios, Inc. (the "Fund")


Effective immediately, the following supercedes and replaces the second and third paragraphs under the caption "The Fund and the Portfolio - Overview of the Fund" set forth on Page 1:

            The Portfolio is offering shares to: (1) separate accounts ("Accounts") established by participating insurance companies to fund the benefits of their variable annuity and variable life insurance contracts ("Contracts") and (2) with respect to Class 2 shares of the Portfolio, certain domestic 401(k) plans with plan assets in excess of $300,000,000 or a minimum investment of $20,000,000, and retirement plans with at least 200 employees or a minimum investment of $3,000,000 ("Qualified Plans or Plans"). The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from owners of the Contracts. A more detailed description of such allocation rights and information on how to purchase or surrender a Contract, as wells as any sales charges and other expenses imposed by Contracts on their owners can be found in the separate prospectuses and disclosure documents issued by the participating insurance companies and those accompanying this Prospectus. Qualified Plans may invest in Class 2 shares of the Portfolio in accordance with applicable law and their own governing documents. Participants of such Plans are encouraged to consult with their plan administrators for additional information. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

            The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. This Prospectus offers only Class 2 shares and is for use with Accounts that make Class 2 shares available to Contract owners and Qualified Plans.

The following supersedes and replaces the second sentence of the tenth paragraph under the caption "The Fund and the Portfolio - Principal Investment Strategies" set forth on Page 1:

            If a change of objective or any fundamental policies is proposed, participating Plans will be asked to give voting instructions in accordance with their voting policies and Contract owners will be asked to give voting instructions to participating insurance companies.

The following supercedes and replaces the eighth paragraph under the caption "The Fund and the Portfolio - Principal Risks" set forth on Page 2:

            Due to differences in tax treatment and other considerations, the interests of Qualified Plans and various Contract owners participating in the Portfolio may conflict. The Board of Directors monitors events in order to identify material conflicts and to determine what action, if any, should be taken in response.

The following supercedes and replaces the first and second paragraphs under the caption "Shareholder Information - Pricing of Fund Shares" set forth on Page 7:

            When you buy or sell shares, you do so at the Portfolio's net asset value ("NAV") next calculated after your request is received by participating insurance companies or by a Qualified Plan. If your purchase or sell request is received by participating insurance companies or by other designated agents of the Fund by the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time), it will be executed at the Portfolio's NAV calculated as of the close of regular trading on the NYSE on that day.

            If your purchase or sell request is received by participating insurance companies or by a Qualified Plan after the close of regular trading on the NYSE, your request will be executed at the Portfolio's NAV calculated as of the close of regular trading on the next NYSE trading day.

The following supercedes and replaces the first paragraph under the caption "Shareholder Information - How to Purchase and Sell Shares" set forth on Page 7:

            The Portfolio is offering shares to: (1) Accounts established by participating insurance companies to fund the benefits of the Contracts and (2) with respect to Class 2 shares of the Portfolio, Qualified Plans. The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from owners of the Contracts. A more detailed description of such allocation rights and information on how to purchase or surrender a Contract, as well as any sales charges and other expenses imposed by Contracts on their owners can be found in the separate prospectuses and disclosure documents issued by the participating insurance companies. Qualified Plans may invest in Class 2 shares of the Portfolio in accordance with applicable law and their own governing documents. Participants of such Plans are encouraged to consult with their plan administrators for additional information. The Fund reserves the right to reject any order for the purchase of shares of the Portfolio.

The following supercedes and replaces the first sentence of the second paragraph under the caption "Shareholder Information - How to Purchase and Sell Shares" set forth on Page 7:

            An Account or Qualified Plan may sell all or any portion of the Portfolio shares that it holds at any time at the next computed NAV per share, as described above.

The following shall be inserted as a new paragraph after the last paragraph under the caption "Shareholder Information - How to Purchase and Sell Shares" set forth on Page 7:

            The Fund reserves the right to accept an in kind contribution of securities as payment for shares of the Portfolio. Contributions received in kind will be valued at the Fund's determination of their fair market value in accordance with procedures approved by the Fund's Board of Directors. Additionally, for redemptions in excess of 15% of the Portfolio, the Fund reserves the right to satisfy such redemption request with an in kind transfer of securities. Shareholders receiving a payment in the form of securities may incur expenses, including brokerage expenses, in converting these securities to cash. Redemptions made in kind will be made on a pro rata basis so as not to disadvantage any individual shareholder. No shareholder will have the right to require any distribution of any assets of the Portfolio in kind.

The following supercedes and replaces the last sentence of the first paragraph under the caption "Shareholder Information - Shareholder Servicing and Distribution Arrangements" set forth on Page 7:

            Additionally, Seligman Advisors may also use this fee to make payments to administrators or their affiliates for services provided to participating Plans and their beneficiaries. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in the Portfolio and may cost shareholders more than other types of charges related to an investment.


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

The following supercedes and replaces the entire paragraph under the caption "Shareholder Information -Taxes" set forth on Page 7:

            Further information regarding the tax consequences of an investment in the Portfolios is contained in the separate prospectuses and disclosure documents issued by the participating insurance companies. Plans should consult their own tax advisors for information regarding the tax consequences of an investment in the Portfolio.

The following supercedes and replaces the fourth paragraph under the caption "For More Information" set forth on back cover:

            This Prospectus is intended for use in connection with tax-deferred variable annuity and variable life insurance products, as well as qualified pension and retirement plans.

                     Supplement, dated July 20, 2004, to the
             Statement of Additional Information, dated May 3, 2004,
                    of Seligman Portfolios, Inc. (the "Fund")

Effective immediately, the following information supplements and modifies, as applicable, the Fund's Statement of Additional Information:

      The following supersedes and replaces the second paragraph under the caption "Description of the Fund and its Investment Risks -
      Classification" set forth on page 2:

            Shares in the Fund's Portfolios are only being offered to: (1) separate accounts ("Accounts") established by participating insurance companies to fund the benefits of their variable annuity and variable life insurance contracts ("Contracts") and (2) with respect to Class 2 shares of the Seligman Communications and Information Portfolio (the "C&I Portfolio"), certain domestic 401(k) plans with plan assets in excess of $300,000,000 or a minimum investment of $20,000,000, and retirement plans with at least 200 employees or a minimum investment of $3,000,000 ("Qualified Plans or Plans"). The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from owners of the Contracts. A more detailed description of such allocation rights and information on how to purchase or surrender a Contract, as well as any sales charges and other expenses imposed by Contracts on their owners can be found in the separate prospectuses and disclosure documents issued by the participating insurance companies and those accompanying each Portfolio's Prospectus. Qualified Plans may invest in Class 2 shares of the C&I Portfolio in accordance with applicable law and their own governing documents. Participants of such Plans are encouraged to consult with their plan administrators for additional information. The Fund reserves the right to reject any order for the purchase of shares of the Fund's Portfolios.

      The following shall be inserted after the third sentence of the second paragraph under the caption "Investment Advisory and Other Services - Rule 12b-1 Plan" set forth on page 33:

            Additionally, Seligman Advisors may also use this fee to make payments to administrators or their affiliates for similar services provided to Qualified Plans and their beneficiaries. Because these 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in the Portfolio and may cost shareholders more than other types of charges related to an investment.

      The following supersedes and replaces the third paragraph under the caption "Investment Advisory and Other Services - Rule 12b-1 Plan" set forth on page 33:

            Seligman, in its sole discretion, may also make similar payments to Seligman Advisors, participating insurance companies or Plan administrators from its own resources, which may include the management fee that Seligman receives from the Portfolios. Payments made by the Portfolios under the 12b-1 Plan are intended to be used to encourage sales of Class 2 shares, as well as to discourage redemptions and/or exchanges.

      The following shall be inserted after the third sentence of the second paragraph under the caption "Capital Stock and Other Securities -Capital Stock" set forth on page 37:

            A Plan's trustee generally holds the Portfolio shares sold to a Qualified Plan. The responsibility to vote these shares varies from Plan to Plan. Generally, more detailed information regarding the voting responsibilities relating to a specific Plan's assets can be found in the Plan's disclosure documents. These documents should be read in conjunction with each Portfolio's Prospectus.

      The following supersedes and replaces the first paragraph under the caption "Purchase, Redemption, and Pricing of Shares - Purchase of Shares" set forth on page 38:

            Shares in the Fund's Portfolios are only being offered to: (1) Accounts established by participating insurance companies to fund the benefits of Contracts and (2) with respect to Class 2 shares of the C&I Portfolio, Qualified Plans. The Accounts may invest in shares of the Portfolios in accordance with allocation instructions received from owners of the Contracts. A more detailed description of such allocation rights and information on how to purchase or surrender a Contract, as well as any sales charges and other expenses imposed by Contracts on their owners can be found in the separate prospectuses and disclosure documents issued by the participating insurance companies and those accompanying each Portfolio's Prospectus. Qualified Plans may invest in shares of the C&I Portfolio in accordance with applicable law and their own governing documents. Beneficiaries of such Plans are encouraged to consult with their plan administrators for additional information. The Fund reserves the right to reject any order for the purchase of shares of the Fund's Portfolios.

      The following supercedes and replaces the sixth paragraph under the caption "Purchase, Redemption, and Pricing of Shares - Offering Price" set forth on page 39:

            Purchases or redemption requests received by participating insurance companies and Qualified Plans by the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) are effected at the applicable Portfolio's net asset value per share calculated on the date such purchase or redemption requests are received.

      The following should be inserted as the last sentences of the first paragraph under the caption "Purchase, Redemption, and Pricing of Shares - Redemption In Kind" set forth on page 39:

            Participating Plans will also be subject to the policies and procedures for redemption set forth above.

      The following shall be inserted after the first paragraph under the caption "Taxation of the Fund" set forth on page 39:

            Due to differences in tax treatment and other considerations, the interests of various Contract owners participating in a Portfolio and the interests of Plans investing in that Portfolio may conflict. The Fund's Board will monitor for the existence of any materials conflicts of interest and determine what action, if any, should be taken.

      The following supersedes and replaces the first sentence of the first paragraph under the caption "Calculation of Yield and Performance Data" set forth on page 42:

            From time to time the average annual return and other return data, as well as yield, of one or more of the Portfolios may be included in advertisements or information furnished to present or prospective Contract owners or directly to Plans.


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